Contracts assets and liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
CONTRACT ASSETS
Beginning balance	$ 1,263	$ 1,121
Revenue recognized from contract liabilities included in contract assets at the beginning of the year	154	139
Increase in contract liabilities included in contract assets during the year	(168)	(144)
Increase in contract assets from revenue recognized during the year	1,770	1,483
Contract assets transferred to trade receivables	(1,321)	(1,172)
Acquisitions	0	50
Contract terminations transferred to trade receivables	(219)	(207)
Other	14	(7)
Ending balance	1,493	1,263
CONTRACT LIABILITIES
Opening balance	894	848
Revenue recognized included in contract liabilities at the beginning of the year	(625)	(634)
Increase in contract liabilities during the year	628	658
Acquisitions	13	29
Contract terminations transferred to trade receivables	(4)	(2)
Other	(7)	(5)
Ending balance	899	894
Contract assets
CONTRACT LIABILITIES
Allowance for doubtful accounts	$ 91	$ 96	$ 92	$ 92